Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - Customer Concentration Risk [Member] - customer	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers	2	2
Concentration risk, percentage	40.00%	34.00%
Revenue [Member]
Concentration Risk [Line Items]
Number of major customers	2	2
Concentration risk, percentage	30.00%	30.00%